Transactions with related parties - Statements of comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Included in voyage expenses - related party
Charter hire commissions	$ 1,935	$ 1,983	$ 1,860
Included in general and administrative expenses - related party
Executive services fee	603	583	581
Administrative services fee	120	120	120
Management fees-related party
Management fees	$ 6,778	$ 6,599	$ 6,389